Taxes payable - Summary of Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of tax payables [Abstract]
Taxes on revenues	$ 902	$ 885
Income taxes	119	1,326
Other taxes payable	49	30
Taxes payable	$ 1,070	$ 2,241